UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended:       March 31, 2003

Check here if Amendment             [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Logos Trading, Inc. d/b/a Sangamon Trading, Inc.
Address:  222 West Adams Street, Suite 2200
          Chicago, Illinois  60606


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey V. McKinley
Title:   Chief Financial Officer of Sangamon Trading, Inc.
Phone:   (312) 984-5070

Signature, Place, and Date of Signing:

/s/ Jeffrey V. McKinley             Chicago, Illinois         April 14, 2003
------------------------------
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      0

Form 13F Information Table Value Total:     $0
                                         (thousands)
List of Other Included Managers:            None



                     FORM 13F INFORMATION TABLE

   COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5             COLUMN 6        COLUMN 7        COLUMN 8
   --------         --------      --------   --------         --------             --------        --------        --------
                                               VALUE     SHRS OR SH/ PUT/         INVESTMENT         OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT PRN CALL         DISCRETION       MANAGERS    SOLE SHARED NONE
--------------   --------------     -----    --------    ----------------         ----------       --------    ----------------

NONE






TOTAL
